Significant Accounting Policies - Summary of estimated useful lives of major intangible assets (Detail)	12 Months Ended
Mar. 31, 2020
Software for sale [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Software for sale [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Software for internal use [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software for internal use [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer relationship [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer relationship [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	19 years
Acquired capitalized development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Acquired capitalized development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	17 years
Others [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Others [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years